PROVISIONS - Environmental Rehabilitation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions, noncurrent	$ 3,114	$ 2,904
Environmental rehabilitation
Disclosure of other provisions [line items]
Environmental rehabilitation, beginning balance	2,837	3,096
PERs acquired (divested) during the year	425	0
Other increase (decrease) during period	(87)	(247)
Cash payments	(21)	(18)
Settlement gains	(1)	(1)
Accretion	57	74
Environmental rehabilitation, ending balance	3,078	2,837
Current provisions	(156)	(111)
Provisions, noncurrent	2,922	2,726
Discontinued operations | Environmental rehabilitation
Disclosure of other provisions [line items]
Other increase (decrease) during period	(75)	(30)
Cash payments	(72)	(48)
Settlement gains	(3)	(2)
Accretion	$ 18	$ 13